Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
Employee Benefit Plan Plan Termination [Line Items]
Plan Termination
NOTE 5 — PLAN TERMINATION
Although it has not expressed any such intent, BFC has the right under the Plan to discontinue its contributions and terminate the Plan at any time. Upon termination, the trustee is required to make distributions to each participant in accordance with the Plan’s provisions.